UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06515

Morgan Stanley Flexible Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	October 31, 2010

Date of reporting period:	January 31, 2010

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Flexible Income Trust

Portfolio of Investments • January 31, 2010 (unaudited)

	PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
		Foreign Government & Corporate Bonds (23.1%)
		Argentina (0.6%)
		Foreign Government Obligations
$1,472		Argentina Bonos	0.39	%(a)	08/03/12	$472,880
	241	Argentina Government International Bond (b)	8.28		12/31/33	165,750
		Total Argentina				638,630

		Australia (0.2%)
		Government Guaranteed Non-U.S.
	250	National Australia Bank Ltd. (144A) (c)	3.375		07/08/14	255,811

		Bermuda (0.1%)
		Satellite Telecommunication
	145	Intelsat Bermuda Ltd. (b)	11.50		02/04/17	147,900

		Brazil (2.2%)
		Foreign Government Obligations
	160	Banco Nacional de Desenvolvimento Economico e Social (144A) (c)	5.50		07/12/20	157,440
	250	Banco Nacional de Desenvolvimento Economico e Social (144A) (c)	6.369		06/16/18	260,000
BRL	720	Brazil Notas do Tesouro Nacional Serie F	10.00		01/01/17	332,620
$140		Brazilian Government International Bond	5.875		01/15/19	147,350
	110	Brazilian Government International Bond	7.125		01/20/37	122,815
	360	Brazilian Government International Bond (b)	10.50		07/14/14	459,540
	400	Brazilian Government International Bond (b)	11.00		08/17/40	531,000
	240	Brazilian Government International Bond (Series A)	8.00		01/15/18	275,280
	230	Brazilian Government International Bond (Series B)	8.875		04/15/24	292,675
		Total Brazil				2,578,720

		Canada (2.5%)
		Diversified Manufactured Operation (0.8%)
	870	Bombardier, Inc. (144A) (c)	6.30		05/01/14	878,700

		Diversified Minerals (0.5%)
	510	Teck Resources Ltd.	10.25		05/15/16	585,225

		Metal-Aluminum (0.4%)
	500	Novelis, Inc.	7.25		02/15/15	476,250

		Oil Company-Exploration & Production (0.3%)
	375	OPTI Canada, Inc.	8.25		12/15/14	331,875

		Pipelines (0.5%)
	590	Kinder Morgan Finance Co. ULC	5.70		01/05/16	575,987
		Total Canada				2,848,037

		Cayman Islands (0.4%)
		Diversified Minerals (0.2%)
	185	Vale Overseas Ltd. (b)	5.625		09/15/19	188,878
	50	Vale Overseas Ltd. (b)	6.875		11/10/39	51,307
						240,185
		Oil Company-Integrated (0.2%)
	225	Petrobras International Finance Co.	5.75		01/20/20	223,620
		Total Cayman Islands				463,805

		Croatia (0.1%)
		Foreign Government Obligation
	100	Croatia Government International Bond (144A) (b)(c)	6.75		11/05/19	106,118

		Denmark (0.0%)
		Finance-Mortgage Loan/Banker (0.0%)
DKK	(d)	Nordea Kredit Realkreditaktieselskab (Series ANN)	5.00		07/01/29	26

Morgan Stanley Flexible Income Trust

Portfolio of Investments • January 31, 2010 (unaudited) continued

		Mortgage Banks (0.0%)
DKK	214	Realkredit Danmark A/S	6.00%		10/01/29	$41,860
		Total Denmark				41,886

		Dominican Republic (0.0%)
		Foreign Government Obligation
$33		Dominican Republic International Bond	9.04		01/23/18	36,068

		Ecuador (0.2%)
		Foreign Government Obligation
	258	Ecuador Government International Bond	9.375		12/15/15	247,680

		France (0.4%)
		Multimedia (0.1%)
	90	Vivendi SA (144A) (c)	6.625		04/04/18	98,290

		Seismic Data Collection (0.1%)
	125	Cie Generale de Geophysique-Veritas	7.50		05/15/15	124,687

		Special Purpose Banks (0.2%)
	192	Societe Financement de l’Economie Francaise (144A) (c)	3.375		05/05/14	199,423
		Total France				422,400

		Georgia (0.1%)
		Foreign Government Obligation
	100	Georgia Government International Bond	7.50		04/15/13	104,000

		Ghana (0.3%)
		Foreign Government Obligation
	359	Republic of Ghana (144A) (c)	8.50		10/04/17	379,642

		Indonesia (1.2%)
		Foreign Government Obligations (1.0%)
	115	Indonesia Government International Bond	7.75		01/17/38	128,081
	412	Indonesia Government International Bond (144A) (c)	7.75		01/17/38	458,865
	425	Indonesia Government International Bond (144A) (c)	11.625		03/04/19	602,438
						1,189,384
		Paper & Related Products (0.2%)
	1,648	Tjiwi Kimia Finance BV	0.00		04/29/27	32,953
	9	Tjiwi Kimia Finance BV	3.05	(a)	04/29/15	1,987
	667	Tjiwi Kimia Finance BV	3.094	(a)	04/29/18	118,397
	277	Tjiwi Kimia International	3.05	(a)	04/29/15	64,324
						217,661
		Total Indonesia				1,407,045

		Ivory Coast (0.1%)
		Foreign Government Obligation
	130	Ivory Coast Government International Bond (Series YR20) (e)	4.00		03/31/18	71,500

		Lithuania (0.1%)
		Foreign Government Obligation
	100	Republic of Lithuania (144A) (c)	6.75		01/15/15	104,803

		Luxembourg (2.7%)
		Commercial Banks-Non-U.S. (0.4%)
	214	RSHB Capital SA for OJSC Russian Agricultural Bank (144A) (c)	6.299		05/15/17	213,733
	220	RSHB Capital SA for OJSC Russian Agricultural Bank (144A) (c)	7.175		05/16/13	235,884
						449,617
		Electric-Integrated (0.3%)
	375	Enel Finance International SA (144A) (c)	5.125		10/07/19	380,721

Morgan Stanley Flexible Income Trust

Portfolio of Investments • January 31, 2010 (unaudited) continued

		Foreign Government Obligation (0.5%)
	$540	European Investment Bank	3.25%	10/14/11	$562,394

		Steel-Producers (0.5%)
	465	ArcelorMittal (b)	9.85	06/01/19	591,629

		Telecommunication Services (1.0%)
	250	Wind Acquisition Finance SA (144A) (c)	11.75	07/15/17	273,125
	740	Wind Acquisition Finance SA (144A) (c)	12.00	12/01/15	801,050
					1,074,175
		Total Luxembourg			3,058,536

		Mexico (1.3%)
		Foreign Government Obligations
MXN	2,340	Mexican Bonos (Series M 20)	8.50	05/31/29	179,466
	1,950	Mexican Bonos (Series M 20)	10.00	12/05/24	172,533
	6,030	Mexican Bonos (Series M 30)	8.50	11/18/38	449,148
	$430	Mexico Government International Bond (Series A)	6.75	09/27/34	453,650
	130	United Mexican States	6.05	01/11/40	125,775
	86	United Mexican States (Series E) (MTN) (b)	5.95	03/19/19	91,289
		Total Mexico			1,471,861

		Netherlands (1.4%)
		Electric-Generation (0.4%)
	475	Intergen N.V. (144A) (c)	9.00	06/30/17	486,875

		Multi-line Insurance (0.2%)
	225	Aegon N.V.	4.625	12/01/15	225,311

		Oil Company-Exploration & Production (0.7%)
	650	KazMunaiGaz Finance Sub BV (144A) (c)	9.125	07/02/18	748,313

		Special Purpose Entity (0.1%)
	120	Intergas Finance BV	6.375	05/14/17	118,800
		Total Netherlands			1,579,299

		New Zealand (0.3%)
		Commercial Banks-Non-U.S.
	330	Westpac Securities NZ Ltd. (144A) (c)	2.50	05/25/12	336,974

		Pakistan (0.1%)
		Foreign Government Obligation
	120	Pakistan Government International Bond	6.875	06/01/17	100,200

		Peru (1.2%)
		Foreign Government Obligations
	470	Peruvian Government International Bond (b)	7.125	03/30/19	533,450
	400	Peruvian Government International Bond	7.35	07/21/25	449,000
	333	Peruvian Government International Bond	8.75	11/21/33	422,910
		Total Peru			1,405,360

		Philippines (0.5%)
		Foreign Government Obligations
	300	Philippine Government International Bond	8.375	06/17/19	362,625
	175	Philippine Government International Bond	8.875	03/17/15	211,531
		Total Philippines			574,156

		Qatar (0.1%)
		Foreign Government Obligation
	130	Qatar Government International Bond (144A) (c)	4.00	01/20/15	130,812

		Russia (1.5%)
		Foreign Government Obligation
	1,498	Russian Foreign Bond - Eurobond	7.50	03/31/30	1,692,398

		Singapore (0.2%)
		Electronic Component
	184	Flextronics International Ltd. (b)	6.50	05/15/13	186,760

Morgan Stanley Flexible Income Trust

Portfolio of Investments • January 31, 2010 (unaudited) continued

		South Korea (0.1%)
		Foreign Government Obligation
	$80	Korea Development Bank	8.00%	01/23/14	$92,206

		Sri Lanka (0.1%)
		Foreign Government Obligation
	100	Democratic Socialist Republic of Sri Lanka (144A) (b)(c)	7.40	01/22/15	106,125

		Switzerland (0.6%)
		Capital Markets (0.3%)
	305	UBS AG (MTN)	3.875	01/15/15	304,864

		Commercial Banks-Eastern U.S. (0.2%)
	250	Credit Suisse	5.30	08/13/19	257,488

		Energy Equipment & Services (0.1%)
	95	Weatherford International Ltd.	9.625	03/01/19	120,784
		Total Switzerland			683,136

		Turkey (1.8%)
		Foreign Government Obligations
	50	Republic of Turkey	7.50	07/14/17	56,750
	230	Republic of Turkey	7.50	11/07/19	259,900
TRY	600	Turkey Government Bond	0.00	05/11/11	362,430
	290	Turkey Government Bond	11.00	08/06/14	199,759
	240	Turkey Government Bond	16.00	03/07/12	181,994
	$14	Turkey Government International Bond	6.75	04/03/18	15,190
	140	Turkey Government International Bond (b)	6.75	05/30/40	136,675
	687	Turkey Government International Bond (b)	6.875	03/17/36	685,283
	180	Turkey Government International Bond (b)	8.00	02/14/34	204,750
		Total Turkey			2,102,731

		Ukraine (0.3%)
		Foreign Government Obligations
	140	Ukraine Government International Bond	6.58	11/21/16	117,614
	100	Ukraine Government International Bond	6.75	11/14/17	84,010
	140	Ukraine Government International Bond (144A) (c)	7.65	06/11/13	130,900
		Total Ukraine			332,524

		United Kingdom (0.9%)
		Advertising Services (0.2%)
	165	WPP Finance	8.00	09/15/14	189,316

		Commercial Banks-Non-U.S. (0.4%)
	245	Barclays Bank PLC	6.75	05/22/19	274,038
	195	HBOS PLC (144A) (c)	6.75	05/21/18	190,938
					464,976
		Telephone-Integrated (0.3%)
	44	Virgin Media Finance PLC	8.75	04/15/14	45,430
	290	Virgin Media Finance PLC	9.125	08/15/16	303,050
					348,480
		Total United Kingdom			1,002,772

		Uruguay (0.1%)
		Foreign Government Obligation
	107	Uruguay Government International Bond (b)	8.00	11/18/22	122,890

		Venezuela (1.4%)
		Foreign Government Obligations
	199	Republic of Venezuela	5.75	02/26/16	141,290
	328	Republic of Venezuela	7.00	03/31/38	186,550
	100	Venezuela Government International Bond	6.00	12/09/20	58,750
	200	Venezuela Government International Bond	7.65	04/21/25	124,500
	214	Venezuela Government International Bond	9.00	05/07/23	151,940
	458	Venezuela Government International Bond	9.25	09/15/27	346,935
	220	Venezuela Government International Bond	9.25	05/07/28	154,550

Morgan Stanley Flexible Income Trust

Portfolio of Investments • January 31, 2010 (unaudited) continued

$500	Venezuela Government International Bond	10.75%	09/19/13	$457,500
	Total Venezuela			1,622,015
	Total Foreign Government & Corporate Bonds (Cost $25,869,552)			26,454,800

	Domestic Corporate Bonds (50.7%)
	Advanced Materials/Products (0.2%)
215	Hexcel Corp.	6.75	02/01/15	208,012

	Agricultural Operations (0.1%)
100	Bunge Ltd. Finance Corp.	8.50	06/15/19	117,577

	Auto-Medium & Heavy Duty Trucks (0.3%)
335	Navistar International Corp. (b)	8.25	11/01/21	340,025

	Beverages-Wine/Spirits (0.5%)
570	Constellation Brands, Inc.	7.25	05/15/17	574,987

	Building-Residential/Commercial (0.4%)
400	K Hovnanian Enterprises, Inc. (144A) (c)	10.625	10/15/16	428,000

	Cable/Satellite TV (2.8%)
575	Charter Communications Operating LLC/Charter Communications Operating Capital (144A) (c)	10.875	09/15/14	646,875
185	COX Communications, Inc. (144A) (c)	8.375	03/01/39	234,843
1,170	CSC Holdings LLC (144A) (c)	8.625	02/15/19	1,281,150
160	DIRECTV Holdings LLC / Financing Co., Inc.	7.625	05/15/16	175,422
545	DISH DBS Corp.	6.625	10/01/14	542,275
300	DISH DBS Corp.	7.00	10/01/13	309,750
				3,190,315
	Casino Gaming (1.2%)
6,500	Aladdin Gaming Holdings LLC (Series B) (e)(f)(g)	13.50	03/01/10	0
495	Harrahs Operating Escrow LLC/Harrahs Escrow Corp. (144A) (b)(c)	11.25	06/01/17	528,412
480	Las Vegas Sands Corp. (b)	6.375	02/15/15	432,000
390	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (b)	6.625	12/01/14	375,375
				1,335,787
	Casino Hotels (1.0%)
1,010	MGM Mirage (b)	13.00	11/15/13	1,174,125

	Cellular Telephone (1.0%)
355	MetroPCS Wireless, Inc.	9.25	11/01/14	358,994
850	Nextel Communications, Inc. (Series E)	6.875	10/31/13	796,875
				1,155,869
	Chemicals-Diversified (0.2%)
295	Westlake Chemical Corp.	6.625	01/15/16	282,462

	Chemicals-Other (1.1%)
1,275	Innophos, Inc.	8.875	08/15/14	1,306,875

	Coal (0.6%)
175	Foundation PA Coal Co. LLC	7.25	08/01/14	176,750
465	Massey Energy Co.	6.875	12/15/13	463,837
				640,587
	Commercial Services (0.3%)
320	Ticketmaster Entertainment, Inc.	10.75	08/01/16	351,200

	Computer Services (0.6%)
495	SunGard Data Systems, Inc.	9.125	08/15/13	506,137
145	SunGard Data Systems, Inc. (b)	10.25	08/15/15	151,163
				657,300
	Containers-Metal & Glass (0.4%)
400	Owens-Brockway Glass Container Inc.	6.75	12/01/14	406,000

	Containers-Paper/Plastic (1.5%)
80	Berry Plastics Corp. (b)	8.875	09/15/14	77,600
405	Berry Plastics Escrow LLC/Berry Plastics Escrow Corp (144A) (c)	8.25	11/15/15	411,075
650	Graphic Packaging International, Inc. (b)	9.50	08/15/13	671,125

Morgan Stanley Flexible Income Trust

Portfolio of Investments • January 31, 2010 (unaudited) continued

$545	Solo Cup Co. (b)	8.50%	02/15/14	$528,650
				1,688,450
	Data Processing Services (0.3%)
410	First Data Corp. (b)	9.875	09/24/15	367,975

	Decision Support Software (0.5%)
640	Vangent, Inc.	9.625	02/15/15	595,200

	Diversified Financial Service (1.1%)
825	Citigroup, Inc. (h)	8.50	05/22/19	963,493
350	GMAC, Inc.	6.875	09/15/11	351,750
				1,315,243
	Diversified Operation/Commercial Service (0.5%)
555	ARAMARK Corp. (b)	8.50	02/01/15	559,162

	E-Commerce/Services (0.5%)
510	Expedia, Inc.	8.50	07/01/16	555,900

	Electric-Generation (1.4%)
415	AES Corp. (The)	8.00	06/01/20	418,112
190	AES Corp. (The) (144A) (c)	8.75	05/15/13	194,750
350	Edison Mission Energy (b)	7.00	05/15/17	278,250
215	Edison Mission Energy (b)	7.75	06/15/16	185,975
256	Homer City Funding LLC	8.137	10/01/19	258,374
305	Midwest Generation LLC (Series B)	8.56	01/02/16	307,686
				1,643,147
	Electric-Integrated (0.9%)
100	Ipalco Enterprises, Inc.	8.625	11/14/11	105,625
990	Mirant Americas Generation LLC (b)	8.50	10/01/21	955,350
				1,060,975
	Electronic Measuring Instrument (0.1%)
155	Agilent Technologies, Inc.	5.50	09/14/15	166,392

	Electronics-Military (0.1%)
125	L-3 Communications Corp.	5.875	01/15/15	127,188

	Enterprise Software/Service (0.2%)
220	CA, Inc.	5.375	12/01/19	226,061

	Finance-Auto Loans (0.6%)
660	Ford Motor Credit Co. LLC	7.25	10/25/11	668,334

	Finance-Consumer Loans (0.1%)
130	SLM Corp. (MTN)	8.45	06/15/18	127,588

	Finance-Credit Card (0.8%)
800	American Express Co.	8.125	05/20/19	969,160

	Finance-Other Services (0.2%)
230	NASDAQ OMX Group, Inc. (The)	5.55	01/15/20	228,363

	Food-Meat Products (0.8%)
415	JBS USA LLC/JBS USA Finance, Inc. (144A) (b)(c)	11.625	05/01/14	468,950
420	Smithfield Foods, Inc. (b)	7.00	08/01/11	422,100
				891,050
	Food-Retail (1.1%)
818	Delhaize America, Inc.	9.00	04/15/31	1,047,473
225	SUPERVALU, Inc.	8.00	05/01/16	226,125
				1,273,598
	Funeral Service & Related Items (0.3%)
380	Service Corp. International/US (b)	6.75	04/01/16	375,250

	Independent Power Producer (1.1%)
595	NRG Energy, Inc.	8.50	06/15/19	600,950
260	Orion Power Holdings, Inc.	12.00	05/01/10	264,550
400	RRI Energy, Inc. (b)	7.875	06/15/17	383,000
				1,248,500

Morgan Stanley Flexible Income Trust

Portfolio of Investments • January 31, 2010 (unaudited) continued

	Industrial Gases (0.1%)
$120	Airgas, Inc. (144A) (c)	7.125%		10/01/18	$126,300

	Life/Health Insurance (0.1%)
100	Prudential Financial, Inc. (MTN)	6.625		12/01/37	108,181

	Machinery-Electric Utility (0.4%)
459	Ormat Funding Corp.	8.25		12/30/20	415,581

	Machinery-Farm (0.2%)
245	Case New Holland, Inc. (144A) (c)	7.75		09/01/13	252,962

	Medical Products (1.1%)
650	Biomet, Inc.	10.00		10/15/17	710,125
370	Fresenius Medical Care Capital Trust IV	7.875		06/15/11	388,500
190	Invacare Corp.	9.75		02/15/15	203,775
					1,302,400
	Medical-Drugs (0.2%)
185	Axcan Intermediate Holdings, Inc.	12.75		03/01/16	206,738

	Medical-Hospitals (2.6%)
230	CHS/Community Health Systems, Inc.	8.875		07/15/15	238,338
1,655	HCA, Inc.	7.69		06/15/25	1,530,875
200	HCA, Inc. (144A) (c)	9.875		02/15/17	218,500
445	Tenet Healthcare Corp.	7.375		02/01/13	443,887
465	Tenet Healthcare Corp. (144A) (c)	10.00		05/01/18	518,475
					2,950,075
	Medical-Nursing Homes (0.6%)
620	Sun Healthcare Group, Inc.	9.125		04/15/15	638,600

	Medical-Outpatient/Home Medical (0.8%)
400	Apria Healthcare Group, Inc. (144A) (c)	11.25		11/01/14	430,000
287	Select Medical Corp.	6.428	(a)	09/15/15	267,627
230	Select Medical Corp. (b)	7.625		02/01/15	226,550
					924,177
	Multi-line Insurance (0.2%)
150	Allstate Corp. (The)	7.45		05/16/19	175,416

	Multimedia (1.3%)
500	News America, Inc.	7.85		03/01/39	607,812
375	Viacom, Inc. (b)	5.625		09/15/19	396,100
480	Viacom, Inc. (b)	6.875		04/30/36	521,470
					1,525,382
	Office Furnishings-Original (0.7%)
790	Interface, Inc.	9.50		02/01/14	801,850

	Oil Companies-Exploration & Production (5.8%)
250	Atlas Energy Operating Co. LLC / Atlas Energy Finance Corp.	10.75		02/01/18	275,625
150	Chesapeake Energy Corp.	6.375		06/15/15	147,750
592	Chesapeake Energy Corp.	7.50		09/15/13	603,840
480	Chesapeake Energy Corp.	9.50		02/15/15	525,600
595	Denbury Resources, Inc.	9.75		03/01/16	629,956
310	Forest Oil Corp. (b)	7.25		06/15/19	313,100
515	Hilcorp Energy I LP/Hilcorp Finance Co. (144A) (c)	7.75		11/01/15	520,150
595	Newfield Exploration Co.	6.625		09/01/14	603,925
440	Pemex Project Funding Master Trust (144A) (b)(c)	1.554	(a)	06/15/10	440,000
410	Pemex Project Funding Master Trust (b)	8.625		12/01/23	481,750
385	Pioneer Natural Resources Co.	6.65		03/15/17	380,297
370	Plains Exploration & Production Co.	7.625		06/01/18	377,400
270	Plains Exploration & Production Co.	7.75		06/15/15	276,750
220	Plains Exploration & Production Co. (b)	10.00		03/01/16	245,300
785	SandRidge Energy, Inc. (b)(i)	8.625		04/01/15	793,831
					6,615,274
	Paper & Related Products (1.9%)
685	Georgia-Pacific LLC (144A) (c)	8.25		05/01/16	736,375
205	Glatfelter	7.125		05/01/16	197,825

Morgan Stanley Flexible Income Trust

Portfolio of Investments • January 31, 2010 (unaudited) continued

$650	International Paper Co.	7.50%	08/15/21	$739,322
500	NewPage Corp. (144A) (b)(c)	11.375	12/31/14	486,250
				2,159,772
	Pharmacy Services (0.4%)
160	Medco Health Solutions, Inc.	7.125	03/15/18	184,695
250	Omnicare, Inc.	6.75	12/15/13	248,750
				433,445
	Physical Therapy/Rehabilitation Centers (0.4%)
390	Healthsouth Corp. (b)	10.75	06/15/16	424,125

	Pipelines (2.0%)
600	El Paso Corp.	7.00	06/15/17	616,444
725	Energy Transfer Partners LP	9.00	04/15/19	895,233
125	Sonat, Inc.	7.625	07/15/11	130,991
535	Williams Cos., Inc. (The)	7.875	09/01/21	648,681
				2,291,349
	Property Trust (0.2%)
225	WEA Finance LLC / WT Finance Aust Pty Ltd. (144A) (c)	6.75	09/02/19	245,120

	Radio (0.5%)
575	Sirius XM Radio, Inc. (b)	9.625	08/01/13	589,375

	REITS-Apartments (0.2%)
185	AvalonBay Communities, Inc. (MTN)	6.10	03/15/20	196,499

	REITS-Office Property (0.6%)
575	Mack-Cali Realty L.P.	7.75	08/15/19	641,262

	REITS-Regional Malls (0.1%)
70	Simon Property Group LP (b)	6.75	05/15/14	77,897

	Rental Auto/Equipment (0.2%)
270	United Rentals North America, Inc.	6.50	02/15/12	271,350

	Resorts/Theme Parks (0.0%)
3,904	Resort at Summerlin LP (Series B) (d)(f)(g)(i)(n)	13.00	12/15/07	0

	Retail-Drug Store (0.5%)
680	RITE AID Corp. (b)	8.625	03/01/15	567,800

	Retail-Regional Department Store (0.5%)
145	Kohl’s Corp.	6.875	12/15/37	164,533
410	Macy’s Retail Holdings, Inc.	5.90	12/01/16	393,600
				558,133
	Satellite Telecommunication (1.2%)
290	Hughes Network Systems LLC/HNS Finance Corp.	9.50	04/15/14	297,975
980	Intelsat Corp.	9.25	06/15/16	1,024,100
				1,322,075
	Semiconductor Equipment (0.1%)
140	KLA-Tencor Corp.	6.90	05/01/18	152,208

	Special Purpose Entity (1.3%)
138	CA FM Lease Trust (144A) (c)	8.50	07/15/17	143,376
560	LPL Holdings, Inc. (144A) (c)	10.75	12/15/15	582,400
875	NSG Holdings LLC / NSG Holdings, Inc. (144A) (c)	7.75	12/15/25	796,250
				1,522,026
	Super - Regional Banks - U.S. (0.1%)
140	PNC Funding Corp.	6.70	06/10/19	160,087

	Telecom Equipment Fiber Optics (0.1%)
95	Corning, Inc. (b)	6.625	05/15/19	106,457

	Telecommunication Services (0.6%)
585	PAETEC Holding Corp. (b)	8.875	06/30/17	594,506
140	SBA Telecommunications, Inc. (144A) (c)	8.25	08/15/19	147,700
				742,206
	Telephone-Integrated (2.1%)
65	CenturyTel, Inc. (Series Q)	6.15	09/15/19	67,704

Morgan Stanley Flexible Income Trust

Portfolio of Investments • January 31, 2010 (unaudited) continued

$680	Frontier Communications Corp. (b)	9.00%	08/15/31	$676,600
450	Qwest Capital Funding, Inc. (b)	7.25	02/15/11	460,125
315	Sprint Capital Corp.	6.90	05/01/19	281,925
565	Windstream Corp. (144A) (c)	7.875	11/01/17	560,763
300	Windstream Corp. (b)	8.125	08/01/13	316,500
				2,363,617
	Theaters (0.3%)
290	AMC Entertainment, Inc. (b)	8.75	06/01/19	301,600

	Tobacco (0.5%)
485	Altria Group, Inc.	9.25	08/06/19	598,157
	Total Domestic Corporate Bonds (Cost $63,322,968)			58,024,153

	U.S. Government Agencies & Obligations (21.8%)
	Diversified Financial Service— FDIC Guaranteed (4.5%)
5,000	General Electric Capital Corp. (Series G) (b)	2.625	12/28/12	5,143,415

	U.S. Government Agencies (2.2%)
	Federal Home Loan Mortgage Corp.
800	(b)	4.875	06/13/18	868,026
210	(b)	5.125	11/17/17	233,077
600	(b)	6.75	03/15/31	749,012
	Federal National Mortgage Assoc.
350	(b)	5.00	05/11/17	386,061
704	356 25 (IO)	7.00	12/01/34	137,714
391	356 28 (IO)	7.50	12/01/34	70,392
117	356 29 (IO)	8.00	06/01/35	22,149
235	356 44 (IO)	6.00	01/01/20	30,386
305	356 45 (IO)	6.00	01/01/20	37,142
84	356 46 (IO)	6.50	12/01/19	10,321
75	356 48 (IO)	7.00	11/01/19	7,854
				2,552,134
	U.S. Government Obligations (15.1%)
	U.S. Treasury Bonds
2,620	(b)	3.50	02/15/39	2,195,890
2,080	(b)	4.25	05/15/39	1,993,551
430	(b)	4.375	02/15/38	422,744
400		6.50	11/15/26	505,750
	U.S. Treasury Notes
5,000	(b)	1.375	09/15/12	5,023,830
1,470	(b)	2.625	07/31/14	1,502,502
200	(b)	2.75	02/15/19	188,063
350	(b)	3.375	11/15/19	343,383
1,000		3.625	08/15/19	1,002,891
	U.S. Treasury Strips
2,905	(b)	0.00	05/15/21	1,815,637
3,825	(b)	0.00	11/15/21	2,323,886
				17,318,127
	Total U.S. Government Agencies & Obligations (Cost $24,792,724)			25,013,676

	U.S. Government Agencies - Mortgage-Backed Securities (1.4%)
	Federal Home Loan Mortgage Corp. (0.0%)
14		6.50	02/01/29–10/01/32	14,593
	Federal National Mortgage Assoc. (1.2%)
916		6.50	05/01/28–10/01/32	1,000,693
25		7.00	08/01/29–11/01/32	26,731
278		6.00	04/01/13–01/01/19	300,722
				1,328,146
	Government National Mortgage Assoc. (0.2%)
187		8.00	01/15/22–05/15/30	217,843
	Government National Mortgage Assoc. II (0.0%)
43		7.50	07/20/25	48,883

Morgan Stanley Flexible Income Trust

Portfolio of Investments • January 31, 2010 (unaudited) continued

	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $1,517,400)				1,609,465

	Municipal Bonds (0.3%)
$155	Illinois State Toll Highway Authority (The) 2009 (Series A)	6.184%		01/01/34	$162,023
140	State of California Various Purpose General Obligation Bonds	5.95		04/01/16	144,897
	Municipal Bonds (Cost $295,708)				306,920

	Collateralized Mortgage Obligations (0.1%)
	Private Issues
476	American Home Mortgage Assets 2006-4 1A3	0.541	(a)	10/25/46	41,287
442	Mastr Adjustable Rate Mortgages Trust 2006-OA1 3A3	1.421	(a)	04/25/46	43,413
	Total Collateralized Mortgage Obligations (Cost $764,045)				84,700

NUMBER OF SHARES
	Preferred Stock (0.2%)
	Diversified Financial Service
267	GMAC, Inc. (144A) (Cost $111,973) (c)			190,838

	Common Stocks (0.0%)
	Casino Gaming (0.0%)
10,773	Fitzgeralds Gaming Corp. (f)(j)(k)			0

	Communications Equipment (0.0%)
6,574	Orbcomm, Inc. (k)			14,989

	Diversified Telecommunication Services (0.0%)
665	XO Holdings, Inc. (k)(l)			405

	Food Products (0.0%)
2,423	SFAC New Holdings, Inc. (f)(k)(m)(n)			0
445	SFFB Holdings, Inc. (f)(k)(n)			0
				0
	Multi-Utilities (0.0%)
102	PNM Resources, Inc. (b)(l)(n)			1,186

	Restaurants (0.0%)
3,387	American Restaurant Group, Inc. (Class A) (f)(k)(n)			27,096

	Telecommunication Services (0.0%)
12,688	Birch Telecom, Inc. (f)(k)(n)(o)			127

	Textile-Apparel (0.0%)
298,462	U.S. Leather, Inc. (f)(k)(n)			0

	Wireless Telecommunication Services (0.0%)
677	USA Mobility, Inc. (b)(l)			7,034
	Total Common Stocks (Cost $42,270,710)			50,837

NUMBER OF WARRANTS			EXPIRATION DATE
	Warrants (0.0%)
	Casino Gaming
68,000	Aladdin Gaming Enterprises, Inc. (144A) (c)(f) (Cost $680)		03/01/10	0

PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investments (31.4%)
	U.S. Government Obligation (1.4%)
$1,595	U.S. Treasury Bill (Cost $1,594,362)(p)(q)	0.15	05/06/10	1,594,375

Morgan Stanley Flexible Income Trust

Portfolio of Investments • January 31, 2010 (unaudited) continued

Securities Held as Collateral on Loaned Securities (28.6%)
Repurchase Agreement (6.3%)
$7,181	Bank of America Securities LLC (0.12% dated 01/29/10, due 02/01/10; proceeds $7,181,042) fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association 5.00% due 08/01/33; valued at $7,324,589 (Cost $7,180,970)	$7,180,970

NUMBER OF SHARES (000)
	Investment Company (r) (22.3%)
25,510	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $25,510,165)		25,510,165
	Total Securities Held as Collateral on Loaned Securities (Cost $32,691,135)		32,691,135

	Investment Company (r) (1.4%)
1,607	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,606,728)		1,606,728
	Total Short-Term Investments (Cost $35,892,225)		35,892,238

	Total Investments (Cost $194,837,985) (s)(t)	129.0%	147,627,627
	Liabilities in Excess of Other Assets	(29.0)	(33,208,274)
	Net Assets	100.0%	$114,419,353

ARM	Adjustable Rate Mortgage. Interest rate in effect as of January 31, 2010.
FDIC	Federal Deposit Insurance Corporation.
IO	Interest Only Security.
MTN	Medium Term Note.
(a)	Floating rate security. Rate shown is the rate in effect at January 31, 2010.
(b)

The value of loaned securities and related collateral outstanding at January 31, 2010 were $31,869,055 and $32,925,310, respectively. The Fund received cash collateral of $32,691,135 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of January 31, 2010, there was uninvested cash of $234,175 which was not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Resale is restricted to qualified institutional investors.
(d)	Par less than 1,000.
(e)	Non-income producing security; bond in default.
(f)

Securities with a total market value equal to $27,223 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be Level 2 measurements if observable inputs are available.

(g)	Issuer in bankruptcy.
(h)	For the three months ended January 31, 2010, there were no transactions in Citigroup, Inc., an affiliate of the Investment Adviser, Administrator and Distributor.
(i)	Payment-in-kind security.
(j)	Resale is restricted, acquired (12/22/98) at a cost basis of $48,586.
(k)	Non-income producing security.
(l)	Illiquid security.
(m)	Resale is restricted, acquired (06/10/99) at a cost basis of $24.
(n)	Acquired through exchange offer.
(o)	Resale is restricted, acquired (between 06/18/98 and 05/11/99) at a cost basis of $6,277,972.
(p)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(q)	A portion of this security has been physically segregated in connection with open futures contracts and swap contracts.
(r)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(s)	Securities have been designated as collateral in connection with open futures, forward foreign currency, and swap contracts.
(t)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Flexible Income Trust

Portfolio of Investments • January 31, 2010 (unaudited) continued

Forward Foreign Currency Contracts Open at January 31, 2010:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
	$416,866	KRW	478,400,000	02/26/2010	$(5,387)
	$4,419,800	EUR	3,020,000	03/17/2010	(233,055)
	$1,543,322	GBP	950,000	03/17/2010	(25,278)
DKK	250,000	$49,144		03/17/2010	2,617
	$178,032	RUB	5,450,000	03/24/2010	14
		Net Unrealized Depreciation			$(261,089)

Currency Abbreviations:

BRL	Brazilian Real.
DKK	Danish Krone.
EUR	Euro.
GBP	British Pound.
KRW	South Korean Won.
MXN	Mexican New Peso.
RUB	Russian Ruble.
TRY	Turkish Lira.

Morgan Stanley Flexible Income Trust

Portfolio of Investments • January 31, 2010 (unaudited) continued

Futures Contracts Open at January 31, 2010:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
229	Long	U.S. Treasury Notes 5 Year, March 2010	$26,669,555	$206,940
8	Long	U.S. Treasury Notes 10 Year, March 2010	945,250	484
53	Short	U.S. Treasury Bonds 30 Year, March 2010	(6,297,063)	(41,736)
87	Short	U.S. Treasury Notes 2 Year, March 2010	(18,961,921)	(51,525)
		Net Unrealized Appreciation		$114,163

Morgan Stanley Flexible Income Trust

Portfolio of Investments • January 31, 2010 (unaudited) continued

Interest Rate Swap Contracts Open at January 31, 2010:

COUNTERPARTY	NOTIONAL AMOUNT (000’s)	PAYMENTS RECEIVED BY FUND		PAYMENTS MADE BY FUND	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank^	$5,085	Floating Rate 0.273#	%	Fixed Rate 0.00%	November 15, 2019	$(320,339)
Barclays Bank^	3,825	Floating Rate 0.273#		Fixed Rate 0.00	November 15, 2021	(210,015)
Barclays Bank^^	5,085	Fixed Rate 0.00		Floating Rate 0.273#	November 15, 2019	(213,747)
Credit Suisse Group	1,736	Floating Rate 0.25#		Fixed Rate 4.386	December 23, 2039	6,684
Credit Suisse Group***	7,235	Fixed Rate 5.086		Floating Rate 0.00#	December 23, 2019	7,163
Deutsche Bank AG	5,340	Floating Rate 0.25#		Fixed Rate 2.898	January 11, 2015	(65,789)
Deutsche Bank AG***	24,908	Fixed Rate 4.40		Floating Rate 0.00#	October 01, 2016	(118,562)
Deutsche Bank AG***	13,399	Floating Rate 0.00#		Fixed Rate 4.41	October 03, 2018	142,565
JPMorgan Chase Bank N.A. New York^	2,905	Floating Rate 0.273#		Fixed Rate 0.00	May 15, 2021	(179,126)
UBS AG	7,430	Floating Rate 0.25#		Fixed Rate 2.841	January 08, 2015	(73,111)
		Net Unrealized Depreciation				$(1,024,277)

#	Floating rate based on USD-3 Months LIBOR.
^	Portfolio will make payments of $1,971,912, $1,713,065, and $1,272,186, respectively, on termination date.
^^	Portfolio will receive $1,396,341 on termination date.
***	Forward interest rate swap contract. Periodic payments on a specified notional contract amount with future effective date, unless terminated earlier.

Morgan Stanley Flexible Income Trust

Notes to the Portfolio of Investments • January 31, 2010 (unaudited)

Fair Valuation Measurements

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is the summary of the inputs used as of January 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT JANUARY 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Assets:
Foreign Government Agencies & Obligations	$16,028,028	—	$16,028,028	—
Corporate Bonds	68,450,925	—	68,450,925	—
U.S. Government Agencies & Obligations	25,013,676	—	25,013,676	—
U.S. Government Agencies - Mortgage-Backed Securities	1,609,465	—	1,609,465	—
Tax-Exempt Municipal Bonds	306,920	—	306,920	—
Collateralized Mortgage Obligations	84,700	—	84,700	—
Preferred Stock	190,838	—	190,838	—
Common Stocks
Casino Gaming	0	—	—	0
Communications Equipment	14,989	$14,989	—	—
Diversified Telecommunication Services	405	—	405	—
Food Products	0	—	—	0
Multi-Utilities	1,186	1,186	—	—
Restaurants	27,096	—	—	27,096
Telecommunication Services	127	—	—	127
Textile-Apparel	0	—	—	0
Wireless Telecommunication Services	7,034	7,034	—	—
Total Common Stocks	50,837	23,209	405	27,223

Warrants
Casino Gaming	0	—	—	0
Short-Term Investments
U.S. Government Agencies & Obligations	1,594,375	—	1,594,375	—
Repurchase Agreement	7,180,970	—	7,180,970	—
Investment Company	27,116,893	27,116,893	—	—
Total Short-Term Investments	35,892,238	27,116,893	8,775,345	—
Forward Foreign Currency Contracts	2,631	—	2,631	—
Futures	207,424	207,424	—	—
Interest Rate Swaps	156,412	—	156,412	—
Total	$147,994,094	$27,347,526	$120,619,345	$27,223

Liabilities:
Forward Foreign Currency Contracts	$(263,720)	—	$(263,720)	—
Futures	(93,261)	(93,261)	—	—
Interest Rate Swaps	(1,180,689)	—	(1,180,689)	—
Total	$(1,537,670)	$(93,261)	$(1,444,409)	—

Valuation of Investments - (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and ask price; (7) credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (8) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities;  (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Flexible Income Trust

/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 23, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 23, 2010